Loans and financing - Schedule of amortization of long-term debt (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	R$ 8,995,341	R$ 6,502,182	R$ 3,036,929
Year one
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	0	743,137
Year two
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	1,242,042	914,343
Year three
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	2,417,304	2,264,451
Year four
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	1,959,558	2,551,701
Year five
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	3,357,741	13,990
After year five
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	R$ 18,696	R$ 14,560